PREPAID EXPENSES AND OTHER RECEIVABLES (Details) - USD ($)		Dec. 31, 2015	Dec. 31, 2014
Prepaid Expense And Other Receivables [Line Items]
Prepaid expenses and other receivables		$ 120,661	$ 18,172
Prepaid insurance		12,966	40,630
Sales taxes receivable	[1]	54,590	22,328
Prepaid Expenses and Other Receivables		$ 188,217	$ 81,130

[1]	Sales tax receivable represents net harmonized sales taxes (HST) input tax credits receivable from the Government of Canada.